Income taxes - Schedule of components of loss from continuing operations by domestic and foreign jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Domestic	$ (54,565)	$ (521,302)	$ (15,183)
Foreign
Loss from Continuing Operations before Income Taxes	$ (54,565)	$ (521,302)	$ (15,183)